Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail)	3 Months Ended
	Mar. 31, 2019 USD ($) MWh Bcf gal
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	78
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	20	[1]
Fixed Price - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	61
Fixed Price - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	26	[1]
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	277
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	182
Basis - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	547
Basis - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	473
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	7,915,870
Fixed Price - Electricity - Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	1,100,600
Financial Transmission Rights - Electricity- Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	18,146,928
Financial Transmission Rights - Electricity- Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	18,146,928
Financial Transmission Rights - Electricity- Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	0
Financial Transmission Rights - Electricity- Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	0
NGLs - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	25,074,000
NGLs - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	25,074,000
NGLs - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	0
NGLs - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	0
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	$ 2,554,400,000
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	850,000,000	[2]
Interest Rate - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	300,000,000	[3]
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	5,001,010,256
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	1,200,000,000	[2]
Interest Rate - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	1,000,000,000	[3]
Foreign Exchange - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	0
Foreign Exchange - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	0	[3],[4]
Foreign Exchange - Non- Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	280,000,000
Foreign Exchange - Non- Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	$ 280,000,000	[3],[4]

[1]	Includes options.
[2]	Maturity is determined based on final settlement period.
[3]	Maturity is based on final settlement period.
[4]	Euro equivalent volumes are €250,000,000.